Basic and Diluted Net Loss Per Share - Schedule of Shares of Common Stock Equivalents Were Excluded from the Computation of Diluted Net Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total common stock equivalents excluded from the computation of diluted net loss per share	152,686,642	157,645,607	158,543,623	165,647,549
Common Stock Warrants [Member]
Total common stock equivalents excluded from the computation of diluted net loss per share	102,758,031	118,148,846	118,046,862	127,434,122
Convertible Notes [Member]
Total common stock equivalents excluded from the computation of diluted net loss per share	9,490,186
Common Stock Options [Member]
Total common stock equivalents excluded from the computation of diluted net loss per share	40,438,425	39,496,761	40,496,761	38,213,427